Basis of preparation and significant accounting policies (Details Narrative) € in Thousands, $ in Thousands			12 Months Ended
	Jun. 06, 2022 EUR (€) shares	Jun. 06, 2022 USD ($) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			€ 5,239	€ 7,681	€ 58,007
Accumulated deficit			(191,777)	(164,430)
Operating loss			(442)	(2,690)	675
Cash received			2,200
VAT receivable balance			1,300
Grant funding			6,410
Expenditure			1,771	€ 1,630	€ 294
Proceeds from fees			2,400
Working capital			3,500
Grant funding received			€ 6,000
Capital commitments description			The Group has signed agreements amounting to €18.3 million relating to the design, fit-out and installation of multiple production lines. At December 31, 2022, the Group had capital commitments of €12.4 million (2021: €nil) of which €6.4 million fall due for repayment during 2023. During 2023, the Group has already paid €1.3 million of this amount.
Committed contract			€ 7,900
Committed contract paid			€ 1,900
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life			3 years
Completed Development Technology [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life			3 years
Intellectual Properties [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life			Indefinite useful life
Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life			3-10 years
Office And Other Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life			3-10 years
Leases [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life			Lease term
Grant Agreement [Member]
IfrsStatementLineItems [Line Items]
Grant funding			€ 3,100
Expenditure			2,800
Submitted for payment			5,400
Directors [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			8,200
Short-term investments			2,900
Selling general and administrative expenses			2,900
Accumulated deficit			191,800
Operating loss			€ 157,100
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Commissions	€ 100	$ 100
A Tthe Market Issuance Sales Agreement [Member]
IfrsStatementLineItems [Line Items]
Aggregate offering price	€ 30,000
A Tthe Market Issuance Sales Agreement [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold | shares	681,926	681,926
Net proceeds	€ 3,700	$ 3,700